Financial Liabilities - Borrowings - Additional Information (Detail) $ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Accrued interest included in non-current borrowings	£ 5,000,000		£ 6,000,000
Accrued interest included in current borrowings			0
Undrawn borrowing capacity on revolving credit facility	230,000,000
Undrawn borrowing capacity [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing capacity on revolving credit facility	£ 700,000,000	$ 900	£ 1,400,000,000	$ 1,750